UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09815

THE ARBITRAGE FUNDS

(Exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-259-2655

Date of fiscal year end:  May 31

Date of reporting period:  March 1, 2013-August 31, 2013

Item 1 – Schedule of Investments.

THE ARBITRAGE FUND

Portfolio of Investments

August 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.62%
Aerospace & Defense - 0.03%
Allied Defense Group, Inc.(a)(b)(c)	398,319	$796,638

Agriculture - 2.14%
GrainCorp Ltd., Class A	5,568,200	61,652,477

Apparel - 1.05%
Maidenform Brands, Inc.(a)(d)	1,284,792	30,115,525

Auto Parts & Equipment - 3.71%
Cooper Tire & Rubber Co.(d)	3,198,800	102,137,684
Nidec-Tosok Corp.	489,700	4,523,684

		106,661,368

Banks - 4.13%
Bank of Ayudhya Pcl	22,129,777	26,123,999
Bank of Ayudhya Pcl, NVDR	23,460,949	27,695,435
CapitalSource, Inc.	3,633,765	41,969,986
Sterling Bancorp	1,446,042	18,350,273
Taylor Capital Group, Inc.(a)	220,069	4,656,660

		118,796,353

Beverages - 7.15%
DE Master Blenders 1753 N.V.(a)	12,588,213	205,635,929

Biotechnology - 5.26%
Life Technologies Corp.(a)(e)	1,717,369	127,789,427
Medicago, Inc.(a)	8,575,600	9,362,898
Trius Therapeutics, Inc.(a)	1,034,403	14,140,289

		151,292,614

Coal - 0.08%
Whitehaven Coal Ltd.	1,228,780	2,170,951

Commercial Services - 5.83%
Davis + Henderson Corp.	296,959	7,327,413
Lender Processing Services, Inc.(e)	3,318,785	105,869,242
Stewart Enterprises, Inc., Class A	4,167,354	54,508,990

		167,705,645

Computers - 3.56%
Dell, Inc.(d)	7,430,339	102,315,768

Cosmetics & Personal Care - 0.74%
Magic Holdings International Ltd.	27,232,794	21,387,425

Diversified Financial Services - 7.31%
NYSE Euronext(e)	5,030,213	210,262,903

Electric - 3.31%
NV Energy, Inc.(e)	4,063,539	95,289,990

Engineering & Construction - 1.80%
Gemina SpA(a)	8,542,711	16,947,001

	Shares	Value

COMMON STOCKS - 95.62% (Continued)
Engineering & Construction - 1.80% (Continued)
Michael Baker Corp.	577,624	$23,359,114
National Technical Systems, Inc.(a)	500,115	11,422,627

		51,728,742

Entertainment - 1.14%
SHFL Entertainment, Inc.(a)	1,444,281	32,886,278

Food - 7.58%
Dole Food Co., Inc(a)	1,817,816	24,940,436
Empire Co. Ltd., Class A(a)	171,633	13,135,228
Harris Teeter Supermarkets, Inc.	1,514,795	74,452,174
Loblaw Cos. Ltd.(d)	1,250	53,368
Smithfield Foods, Inc.(a)	2,539,956	85,164,725
WhiteWave Foods Co., Class B(a)	1,059,302	20,073,773

		217,819,704

Healthcare - Services - 4.24%
CML HealthCare, Inc.	3,955,691	40,221,637
Health Management Associates, Inc., Class A(a)	550,596	7,080,665
Vanguard Health Systems, Inc.(a)	3,561,258	74,608,355

		121,910,657

Insurance - 0.39%
American Safety Insurance Holdings Ltd.	371,374	11,189,499

Internet - 3.99%
Sourcefire, Inc.(a)	1,521,467	114,809,900

Iron & Steel - 0.15%
Sundance Resources Ltd.(a)	60,728,820	4,216,040

Media - 4.43%
Belo Corp., Class A	2,925,347	41,364,407
Kabel Deutschland Holding AG	758,448	86,106,397

		127,470,804

Mining - 0.08%
Flinders Mines Ltd.(a)	46,410,055	1,776,216
Yancoal Australia Ltd.(a)	25,903	16,600
Yancoal Australia Ltd., CVR(a)	184,611	458,434

		2,251,250

Miscellaneous Manufacturing - 1.59%
Invensys Plc	6,015,412	45,575,399

Oil & Gas - 0.22%
Gulf Coast Ultra Deep Royalty Trust(a)	2,957,836	6,270,612

Pharmaceuticals - 5.48%
Elan Corp. Plc, Sponsored ADR(a)	6,348,855	96,756,550
Hi-Tech Pharmacal Co., Inc.	141,898	6,117,223
Onyx Pharmaceuticals, Inc.(a)(d)	195,429	24,151,116
Optimer Pharmaceuticals, Inc.(a)(d)	2,442,764	30,558,977

		157,583,866

			Shares	Value

COMMON STOCKS - 95.62% (Continued)
Real Estate Investment Trusts - 2.90%
CapLease, Inc.			5,711,592	$ 48,605,648
Colonial Properties Trust			1,571,624	34,717,174

				83,322,822

Retail - 6.99%
OfficeMax, Inc.(d)			1,770,711	19,247,628
rue21, Inc.(a)			1,142,800	46,683,380
Saks, Inc.(a)(d)			4,162,059	66,301,600
Shoppers Drug Mart Corp.			1,229,847	68,819,123

				201,051,731

Savings & Loans - 4.36%
Hudson City Bancorp, Inc.(e)			13,623,670	125,201,527

Semiconductors - 0.91%
Volterra Semiconductor Corp.(a)			1,140,503	26,140,329

Software - 4.46%
BMC Software, Inc.(a)(e)			2,789,698	128,326,108

Telecommunications - 0.61%
Leap Wireless International, Inc.(a)(d)			856,300	12,998,634
Sprint Nextel Corp.(a)(d)			654,154	4,389,373

				17,388,007

TOTAL COMMON STOCKS (Cost $2,745,380,116)				2,749,226,861

LIMITED PARTNERSHIPS - 0.91%
Oil & Gas - 0.91%
Pioneer Southwest Energy Partners LP			643,054	26,300,909

TOTAL LIMITED PARTNERSHIPS (Cost $26,030,174)				26,300,909

RIGHTS - 0.00%
Cubist Pharmaceuticals, Inc.(a)(b)(c)			119,343	0
Emergent Biosolutions, Inc.(a)(b)(c)			595,405	0

TOTAL RIGHTS (Cost $173,313)				0

	Expiration Date	Exercise Price	Contracts	Value

PURCHASED OPTIONS (a)- 0.09%
Call Options Purchased - 0.03%
Leap Wireless International, Inc.	10/2013	$18.00	12,789	$ 51,156
Onyx Pharmaceuticals, Inc.	10/2013	120.00	1,636	777,100

TOTAL CALL OPTIONS PURCHASED (Cost $1,654,209)				828,256

	Expiration Date	Exercise Price	Contracts	Value

PURCHASED OPTIONS (a)- 0.09% (Continued)
Put Options Purchased - 0.06%
Cooper Tire & Rubber Co.	11/2013	$30.00	10,017	$ 1,602,720
Loblaw Cos. Ltd.	01/2014	60.00	25	37,976

TOTAL PUT OPTIONS PURCHASED (Cost $1,187,702)				1,640,696

TOTAL PURCHASED OPTIONS (Cost $2,841,911)				2,468,952

		Yield	Shares	Value

SHORT-TERM INVESTMENTS - 2.12%
Money Market Fund
State Street Institutional Liquid Reserves Fund(f)		0.075%	60,963,242	$ 60,963,242

TOTAL SHORT-TERM INVESTMENTS (Cost $60,963,242)				60,963,242

Total Investments - 98.74% (Cost $2,835,388,756)				2,838,959,964

Other Assets in Excess of Liabilities - 1.26%				36,271,080

NET ASSETS - 100.00%				$ 2,875,231,044

(a)	Non-income-producing security.
(b)	Security considered illiquid. On August 31, 2013, the total market value of these securities was $796,638, representing 0.03% of net assets.
(c)	Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2013, the total market value of these securities was $796,638 representing 0.03% of net assets.
(d)	Underlying security for a written/purchased call/put option.
(e)	Security, or a portion of security, is being held as collateral for short sales, or written option contracts. At period end, the aggregate market value of those securities was $473,725,000, representing 16.48% of net assets.
(f)	Rate shown is the 7-day effective yield as of August 31, 2013.

Securities determined to be illiquid under the procedures approved by the Funds Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets

05/20/2010 - 12/28/2010	Allied Defense Group, Inc.	$1,553,995	$796,638	0.03%
12/12/2011	Cubist Pharmaceuticals, Inc.	0	0	0.00
08/13/2010-09/02/2010	Emergent Biosolutions, Inc.	173,313	0	0.00

			$796,638	0.03%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCKS
Banks
M&T Bank Corp.	(1,144,739)	$ (129,744,718)
MB Financial, Inc.	(141,405)	(3,816,521)
PacWest Bancorp	(1,031,091)	(34,283,776)

		(167,845,015)

Commercial Services
Atlantia SpA	(949,099)	(17,134,785)
Davis + Henderson Corp.	(296,759)	(7,322,478)

		(24,457,263)

Diversified Financial Services
IntercontinentalExchange, Inc.	(856,903)	(154,028,314)

Electrical Components & Equipment
Nidec Corp.	(60,500)	(4,528,951)
Schneider Electric SA	(156,379)	(11,966,673)

		(16,495,624)

Food
Empire Co. Ltd., Class A	(171,633)	(13,210,185)
Loblaw Cos. Ltd.	(731,579)	(31,234,318)
WhiteWave Foods Co., Class A	(1,059,302)	(20,253,854)

		(64,698,357)

Healthcare - Services
Community Health Systems, Inc.	(38,222)	(1,500,596)

Insurance
Fidelity National Financial, Inc., Class A	(1,191,467)	(28,249,683)

Oil & Gas
Pioneer Natural Resources Co.	(148,719)	(26,021,363)

Pharmaceuticals
Perrigo Co.	(424,980)	(51,656,319)

Real Estate Investment Trusts
Mid-America Apartment Communities, Inc.	(565,917)	(34,894,442)

Retail
Office Depot, Inc.	(4,729,413)	(19,816,240)

Savings & Loans
Provident New York Bancorp	(1,825,959)	(18,588,263)

TOTAL COMMON STOCKS (Proceeds $590,813,864)		(608,251,479)

EXCHANGE-TRADED FUNDS
Equity Fund
SPDR® S&P 500® ETF Trust	(59,541)	(9,743,885)

SCHEDULE OF SECURITIES SOLD SHORT			Shares	Value

EXCHANGE-TRADED FUNDS (Continued)
Equity Fund (Continued)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $9,502,177)				$(9,743,885)

TOTAL SECURITIES SOLD SHORT (Proceeds $600,316,041)				(617,995,364)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Call Options
Dell, Inc.	09/2013	$13.00	(1,745)	$(143,090)
Leap Wireless International, Inc.:

	09/2013	17.00	(1,633)	(3,266)
	10/2013	17.00	(1,326)	(3,978)
	10/2013	21.00	(12,691)	(25,382)
Loblaw Cos. Ltd.	01/2014	60.00	(25)	(261)
Maidenform Brands, Inc.	10/2013	25.00	(14)	(175)
OfficeMax, Inc.:

	09/2013	10.00	(227)	(22,132)
	09/2013	11.00	(1,236)	(37,080)
Onyx Pharmaceuticals, Inc.	10/2013	125.00	(1,636)	(20,450)
Optimer Pharmaceuticals, Inc.	09/2013	12.50	(3,159)	(23,693)
Perrigo Co.:

	09/2013	115.00	(73)	(52,195)
	09/2013	120.00	(270)	(90,450)

Saks, Inc.:

	09/2013	16.00	(1,423)	(3,558)
	11/2013	16.00	(1,325)	(9,937)
Sprint Nextel Corp.:

	09/2013	6.00	(2,869)	(197,961)
	09/2013	7.00	(4,476)	(42,522)

TOTAL WRITTEN CALL OPTIONS (Premiums received $1,203,159)				(676,130)

Written Put Options

Dell, Inc.	09/2013	13.00	(547)	(1,915)
Leap Wireless International, Inc.:

	09/2013	17.00	(1,259)	(254,948)
	10/2013	15.00	(12,691)	(317,275)
	10/2013	16.00	(12,789)	(1,055,092)
	10/2013	17.00	(1,326)	(235,365)

Office Depot, Inc.:

	09/2013	4.00	(236)	(2,360)
	09/2013	4.50	(1,822)	(63,770)

Optimer Pharmaceuticals, Inc.	09/2013	12.50	(3,159)	(31,590)
Saks, Inc.:

	09/2013	16.00	(1,831)	(27,465)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Put Options (Continued)
Saks, Inc.: (Continued)
	11/2013	$16.00	(1,325)	$(19,875)

TOTAL WRITTEN PUT OPTIONS (Premiums received $701,314)				(2,009,655)

TOTAL WRITTEN OPTIONS (Premiums received $1,904,473)				$(2,685,785)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Recieved by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation

Goldman, Sachs & Co.	Yancoal Australia	1 Month-BBSW-REUTERS plus 0.50 bps	06/11/2014 - 06/20/2014	$131,137	$686
UBS	Yancoal Australia	1 Month-BBSW-REUTERS plus 0.55 bps	Monthly Reset	3,303,249	-

				$3,434,386	$686

Swap Counterparty	Reference Obligation	Rate Paid/Recieved by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation

Goldman, Sachs & Co.	BMC Software, Inc.	1 Month-LIBOR-BBA plus 0.50 bps	08/07/2014	$28,767,255	$(17,255)
Goldman, Sachs & Co.	Life Technologies Corp.	1 Month-LIBOR-BBA plus 0.50 bps	06/25/2014	12,189,506	(30,912)
Goldman, Sachs & Co.	Yancoal Australia Rights Ltd.	1 Month-BBSW-REUTERS plus 0.50 bps	05/07/2014 - 06/17/2014	11,041,705	(78,557)
Goldman, Sachs & Co.	Yanzhou Coal Mining	1 Month-HIBOR-REUTERS minus 2.5 bps - 2.75 bps	05/30/2014 - 06/13/2014	(4,021,346)	(151,497)
UBS	Flinders Mines Ltd.	1 Month-BBSW-REUTERS plus 0.55 bps	Monthly Reset	1,714,580	(209,949)
UBS	Life Technologies Corp.	1 Month-LIBOR-BBA plus 1.10 bps	Monthly Reset	3,274,865	(8,341)
UBS	Yancoal Australia Rights Ltd.	1 Month-BBSW-REUTERS plus 0.55 bps	Monthly Reset	16,122,239	(171,513)

				$69,088,804	$(668,024)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation

AUD	82,268,613	Sale	09/16/2013	73,141,439	$1,942,890
CAD	91,578,316	Sale	09/16/2013	86,907,722	1,637,640
EUR	226,961,197	Sale	09/16/2013	299,978,981	1,991,005
GBP	1,138,000	Sale	09/16/2013	1,763,316	17,156
JPY	700,000	Purchase	09/16/2013	7,130	32
JPY	4,573,000	Sale	09/16/2013	46,579	152
NOK	146,653,000	Sale	09/16/2013	23,948,328	1,017,403
SEK	24,604,000	Sale	09/16/2013	3,711,086	58,756
THB	1,271,524,000	Sale	09/16/2013	39,462,035	814,248

					$7,479,282

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation

AUD	3,170,000	Purchase	09/16/2013	2,818,309	$(59,439)
EUR	6,490,000	Purchase	09/16/2013	8,577,958	(101,968)
GBP	21,239,000	Sale	09/16/2013	32,909,549	(72,695)
HKD	165,850,000	Sale	09/16/2013	21,389,001	(1,636)
JPY	8,350,000	Purchase	09/16/2013	85,050	(460)
JPY	4,000,000	Sale	09/16/2013	40,743	(114)
NOK	146,653,000	Purchase	09/16/2013	23,948,328	(200,143)
SEK	24,604,000	Purchase	09/16/2013	3,711,086	(80,155)
THB	413,500,000	Sale	09/16/2013	12,833,066	(47,798)

					$(564,408)

Country	% of Net Assets

Netherlands	7.15%
Canada	4.83%
Germany	3.00%
Australia	2.44%
Thailand	1.87%
Great Britain	1.59%
Cayman Islands	0.74%
Italy	0.59%
Bermuda	0.39%
Japan	0.16%
United States	75.98%
Other Assets in Excess of Liabilities	1.26%

100.00%

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders

ADR - American Depositary Receipt

AUD - Australian Dollar

BBA - British Bankers Association

BBSW - Australian Bank Bill Swap Reference Rate

bps - Basis Points

CAD - Canadian Dollar

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British Pound

HIBOR - Hong Kong Interbank Offer Rate

HKD - Hong Kong Dollar

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

Ltd. - Limited

NOK - Norwegian Krone

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

NVDR - Non-Voting Depositary Receipt

Pcl - Public Company Limited

Plc - Public Limited Liability

SA -	Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company

S&P - Standard & Poor’s

SpA - Societa per Azione

SPDR - Standard & Poor’s Depositary Receipt

THB - Thai Bhat

See Notes to Quarterly Portfolio of Investments.

The following is a summary of the inputs used as of August 31, 2013, in valuing The Arbitrage Fund’s investments carried at value:

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total

Assets
Common Stocks
Aerospace & Defense	$–	$–	$796,638	$796,638
Agriculture	61,652,477	–	–	61,652,477
Apparel	30,115,525	–	–	30,115,525
Auto Parts & Equipment	106,661,368	–	–	106,661,368
Banks	118,796,353	–	–	118,796,353
Beverages	205,635,929	–	–	205,635,929
Biotechnology	151,292,614	–	–	151,292,614
Coal	2,170,951	–	–	2,170,951
Commercial Services	167,705,645	–	–	167,705,645
Computers	102,315,768	–	–	102,315,768
Cosmetics & Personal Care	21,387,425	–	–	21,387,425
Diversified Financial Services	210,262,903	–	–	210,262,903
Electric	95,289,990	–	–	95,289,990
Engineering & Construction	51,728,742	–	–	51,728,742
Entertainment	32,886,278	–	–	32,886,278
Food	217,819,704	–	–	217,819,704
Healthcare - Services	121,910,657	–	–	121,910,657
Insurance	11,189,499	–	–	11,189,499
Internet	114,809,900	–	–	114,809,900
Iron & Steel	4,216,040	–	–	4,216,040
Media	127,470,804	–	–	127,470,804
Mining	2,251,250	–	–	2,251,250
Miscellaneous Manufacturing	45,575,399	–	–	45,575,399
Oil & Gas	6,270,612	–	–	6,270,612
Pharmaceuticals	157,583,866	–	–	157,583,866
Real Estate Investment Trusts	83,322,822	–	–	83,322,822
Retail	201,051,731	–	–	201,051,731
Savings & Loans	125,201,527	–	–	125,201,527
Semiconductors	26,140,329	–	–	26,140,329
Software	128,326,108	–	–	128,326,108
Telecommunications	17,388,007	–	–	17,388,007

Limited Partnerships	26,300,909	–	–	26,300,909
Rights	–	–	0	0
Purchased Options	2,468,952	–	–	2,468,952
Short-Term Investments	60,963,242	–	–	60,963,242

TOTAL	$2,838,163,326	$–	$796,638	$2,838,959,964

Other Financial Instruments*

Assets
Forward Foreign Currency Exchange Contracts	$–	$7,479,282	$–	$7,479,282
Equity Swaps	686	–	–	686
Liabilities
Common Stocks**	(608,251,479)	–	–	(608,251,479)
Exchange-Traded Funds	(9,743,885)	–	–	(9,743,885)

Written Options	(2,685,785)	–	–	(2,685,785)
Forward Foreign Currency Exchange Contracts	–	(564,408)	–	(564,408)

Investments in Securities at Value (Continued)
	Level 1	Level 2	Level 3	Total

Equity Swaps	$(668,024)	$–	$–	$(668,024)

Total	$(621,348,487)	$6,914,874	$–	$(614,433,613)

*	Other financial instruments are instrument, such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.
**	Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2013:

Investments in Securities	Balance as of May 31, 2013	Realized Gain	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of August 31, 2013	Net change in unrealized depreciation included in the Statements of Operations attributable to Level 3 investments still held at August 31, 2013

Common Stocks	$796,638	$-	$-	$-	$-	$-	$-	$796,638	$-
Rights	0	-	-	-	-	-	-	0	-

Total	$796,638	$-	$-	$-	$-	$-	$-	$796,638	$-

THE ARBITRAGE EVENT-DRIVEN FUND

Portfolio of Investments

August 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS - 60.43%
Aerospace & Defense - 0.01%
Allied Defense Group, Inc.(a)(b)(c)	5,000	$10,000

Agriculture - 1.35%
GrainCorp Ltd., Class A	93,183	1,031,745

Auto Parts & Equipment - 1.60%
Cooper Tire & Rubber Co.(d)	38,418	1,226,687

Banks - 1.71%
Bank of Ayudhya Pcl	469,248	553,943
Bank of Ayudhya Pcl, NVDR	641,808	757,648

		1,311,591

Beverages - 4.05%
DE Master Blenders 1753 N.V.(a)	190,195	3,106,948

Biotechnology - 3.51%
Life Technologies Corp.(a)(d)	17,207	1,280,373
Trius Therapeutics, Inc.(a)	103,378	1,413,177

		2,693,550

Coal - 0.10%
Whitehaven Coal Ltd.	42,821	75,654

Commercial Services - 1.67%
Lender Processing Services, Inc.	25,340	808,346
TMS International Corp., Class A	27,292	475,154

		1,283,500

Computers - 1.43%
Dell, Inc.(e)	79,910	1,100,361

Diversified Financial Services - 4.58%
Jovian Capital Corp.	37,346	362,717
NYSE Euronext(d)	75,273	3,146,411

		3,509,128

Engineering & Construction - 0.90%
Michael Baker Corp.	17,069	690,270

Food - 6.04%
Dole Food Co., Inc.(a)(e)	54,300	744,996
Harris Teeter Supermarkets, Inc.	27,320	1,342,778
Smithfield Foods, Inc.(a)(d)	40,403	1,354,712
WhiteWave Foods Co., Class B(a)	62,866	1,191,311

		4,633,797

Gas - 0.12%
Envestra Ltd.	89,617	90,532

Healthcare - Services - 3.02%
CML HealthCare, Inc.	140,405	1,427,644

	Shares	Value

COMMON STOCKS - 60.43% (Continued)
Healthcare - Services - 3.02% (Continued)
Vanguard Health Systems, Inc.(a)	42,399	$888,259

		2,315,903

Insurance - 1.47%
American Safety Insurance Holdings Ltd.(a)	15,918	479,609
Genworth Financial, Inc., Class A(a)(e)	54,668	645,083

		1,124,692

Internet - 1.84%
Sourcefire, Inc.(a)	18,738	1,413,969

Iron & Steel - 0.07%
Sundance Resources Ltd.(a)	800,080	55,545

Machinery - Diversified - 0.22%
Edwards Group Ltd., Sponsored ADR(a)	4,501	44,065
MAN SE	1,064	121,724

		165,789

Media - 3.53%
Belo Corp., Class A	51,109	722,681
Kabel Deutschland Holding AG	17,482	1,984,727

		2,707,408

Mining - 0.02%
Nevada Copper Corp.(a)	6,725	14,366

Miscellaneous Manufacturing - 0.46%
Invensys Plc	46,695	353,782

Oil & Gas - 0.48%
Berry Petroleum Co., Class A	244	10,041
Gulf Coast Ultra Deep Royalty Trust(a)	34,476	73,089
TORC Oil & Gas Ltd.(a)	186,683	285,350

		368,480

Oil & Gas Services - 0.00% (f)
Halliburton Co.	57	2,736

Pharmaceuticals - 6.84%
Actavis, Inc.(a)	6,602	892,458
Elan Corp. Plc, Sponsored ADR(a)	110,674	1,686,672
Onyx Pharmaceuticals, Inc.(a)(e)	12,076	1,492,352
Optimer Pharmaceuticals, Inc.(a)(e)	87,999	1,100,868
Zoetis, Inc.	2,399	69,931

		5,242,281

Real Estate Investment Trusts - 1.82%
CapLease, Inc.(d)	164,007	1,395,700

Retail - 5.14%
OfficeMax, Inc.(d)(e)	34,375	373,656
rue21, Inc.(a)	24,365	995,310
Saks, Inc.(a)(e)	43,223	688,543
Shoppers Drug Mart Corp.	23,862	1,335,257

			Shares	Value

COMMON STOCKS - 60.43% (Continued)
Retail - 5.14% (Continued)
Steinway Musical Instruments, Inc.(a)			13,655	$549,750

				3,942,516

Savings & Loans - 2.99%
Hudson City Bancorp, Inc.(d)			249,897	2,296,553

Software - 3.46%
Activision Blizzard, Inc.(e)			22,526	367,624
BMC Software, Inc.(a)(d)			49,764	2,289,144

				2,656,768

Telecommunications - 1.34%
Globalstar, Inc.(a)			162,051	104,928
Koninklijke KPN N.V.(a)			73,227	213,885
Leap Wireless International, Inc.(a)(e)			18,300	277,794
Sprint Nextel Corp.(a)(e)			18,364	123,222
Verizon Communications, Inc.			6,523	309,060

				1,028,889

Transportation - 0.66%
Fred Olsen Production ASA			336,219	502,693

TOTAL COMMON STOCKS (Cost $45,909,194)				46,351,833

EXCHANGE-TRADED FUNDS - 0.09%
Equity Fund - 0.09%
SPDR® S&P 500® ETF Trust			403	65,951

TOTAL EXCHANGE-TRADED FUNDS (Cost $66,260)				65,951

PREFERRED STOCKS - 0.80%
Banks - 0.46%
Citizens Funding Trust I, 7.500%			1,213	30,809
GMAC Capital Trust I, 8.125%(g)			12,067	319,896

				350,705

Financial Services - 0.34%
Citigroup Capital IX, 6.000%			10,617	266,274

TOTAL PREFERRED STOCKS (Cost $584,092)				616,979

RIGHTS - 0.00%
Cubist Pharmaceuticals, Inc.(a)(b)(c)			34,500	0
Emergent Biosolutions, Inc.(a)(b)(c)			546	0

TOTAL RIGHTS (Cost $162)				0

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS - 26.87%
Banks - 0.88%
Fifth Third Capital Trust IV(g)	04/15/2037	6.500%	$679,000	$673,907

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS - 26.87% (Continued)
Chemicals - 0.56%
NOVA Chemicals Corp.	11/01/2019	8.625%	$ 385,000	$ 426,388

Commercial Services - 1.96%
DynCorp International, Inc.	07/01/2017	10.375%	1,033,000	1,058,825
United Rentals North America, Inc.	09/15/2020	8.375%	407,000	445,665

				1,504,490

Diversified Financial Services - 1.16%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	01/15/2016	7.750%	858,000	889,103

Electric - 0.13%
NRG Energy, Inc.	06/15/2019	8.500%	95,000	102,363

Electrical Components & Equipment - 0.65%
Coleman Cable, Inc.	02/15/2018	9.000%	466,000	495,125

Financial Services - 0.34%
Marina District Finance Co., Inc.	08/15/2018	9.875%	245,000	263,988

Food - 1.07%
Dean Foods Co.	12/15/2018	9.750%	724,000	819,930

Healthcare - Products - 0.75%
Alere, Inc.	10/01/2018	8.625%	537,000	577,946

Healthcare - Services - 1.82%
Health Management Associates, Inc.	04/15/2016	6.125%	533,000	582,302
Vanguard Health Holding Co. II LLC / Vanguard Holding Co II, Inc.	02/01/2018	8.000%	215,000	227,094
Vanguard Health Holding Co. II LLC / Vanguard Holding Co II, Inc.	02/01/2019	7.750%	546,000	584,220

				1,393,616

Household Products & Wares - 0.46%
Spectrum Brands, Inc.	06/15/2018	9.500%	212,000	233,200
YCC Holdings LLC / Yankee Finance, Inc., PIK	02/15/2016	10.250%	118,000	121,246

				354,446

Insurance - 0.57%
HUB International Ltd.(h)	10/15/2018	8.125%	395,000	434,500

Lodging - 0.38%
Marina District Finance Co., Inc.	10/15/2015	9.500%	279,000	293,996

Machinery - Diversified - 0.23%
Case New Holland, Inc.	09/01/2013	7.750%	175,000	175,000

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS - 26.87% (Continued)
Media - 4.08%
Entercom Radio LLC	12/01/2019	10.500%	$ 411,000	$ 465,457
Local TV Finance LLC(h)	06/15/2015	9.250%	797,000	806,963
Media General, Inc.(d)	02/15/2017	11.750%	755,000	830,500
The Reader’s Digest Association, Inc.(g)(i)	02/15/2017	9.500%	274,000	106,860
Univision Communications, Inc.(h)	05/15/2021	8.500%	208,000	225,160
YPG Financing, Inc., PIK(h)	11/30/2018	9.250%	710,325	697,984

				3,132,924

Mining - 0.39%
Midwest Vanadium Pty Ltd.(h)	02/15/2018	11.500%	415,000	298,800

Oil & Gas - 3.64%
Chaparral Energy, Inc.	09/01/2021	8.250%	621,000	647,393
Endeavour International Corp.	03/01/2018	12.000%	411,000	423,330
McMoRan Exploration Co.	11/15/2014	11.875%	744,000	759,666
Newfield Exploration Co.	05/15/2018	7.125%	668,000	693,885
Offshore Group Investment Ltd.	11/01/2019	7.500%	261,000	271,440

				2,795,714

Packaging & Containers - 0.86%
ARD Finance SA, PIK(h)	06/01/2018	11.125%	288,185	308,358
Packaging Dynamics Corp.(h)	02/01/2016	8.750%	338,000	349,830

				658,188

Pipelines - 1.23%
Copano Energy LLC / Copano Energy Finance Corp.	04/01/2021	7.125%	824,000	940,314

Retail - 0.34%
Brown Shoe Co., Inc.	05/15/2019	7.125%	252,000	263,340

Semiconductors - 0.33%
NXP BV / NXP Funding LLC(h)	08/01/2018	9.750%	226,000	249,730

Software - 0.80%
BMC Software, Inc.	02/15/2022	4.250%	311,000	302,843
BMC Software, Inc.	12/01/2022	4.500%	311,000	310,320

				613,163

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS - 26.87% (Continued)
Telecommunications - 4.24%
Cincinnati Bell, Inc.	03/15/2018	8.750%	$ 539,000	$ 559,212
Clearwire Communications LLC / Clearwire Finance, Inc.(h)	12/01/2015	12.000%	841,000	887,255
NII Capital Corp.	04/01/2021	7.625%	684,000	523,260
Nortel Networks Ltd.(i)	07/15/2016	10.750%	301,000	344,645
Sprint Communications, Inc.	04/15/2022	9.250%	226,000	261,030
Windstream Corp.	03/15/2019	7.000%	657,000	673,425

				3,248,827

TOTAL CORPORATE BONDS (Cost $20,943,618)				20,605,798

CONVERTIBLE CORPORATE BONDS - 3.96%
Commercial Services - 1.14%
Stewart Enterprises, Inc.	07/15/2016	3.375%	675,000	874,125

Iron & Steel - 0.58%
United States Steel Corp.	05/15/2014	4.000%	440,000	449,075

Media - 0.02%
YPG Financing, Inc., PIK	11/30/2022	8.000%	17,710	14,426

Oil & Gas - 0.53%
McMoRan Exploration Co.	10/06/2013	5.250%	394,000	406,805

Semiconductors - 0.43%
Rambus, Inc.	06/15/2014	5.000%	320,000	327,200

Telecommunications - 1.26%
Clearwire Communications LLC / Clearwire Finance, Inc.(h)	12/01/2040	8.250%	155,000	171,469
Globalstar, Inc., PIK	04/01/2028	8.000%	459,062	487,180
Nortel Networks Corp.(i)	04/15/2014	2.125%	316,000	308,297

				966,946

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,761,095)				3,038,577

	Expiration Date	Exercise Price	Contracts	Value

PURCHASED OPTIONS (a)- 0.10%
Call Options Purchased - 0.08%
Dell, Inc.:
	09/2013	$13.00	198	$ 16,236
	11/2013	13.00	286	24,596
Leap Wireless International, Inc.	10/2013	18.00	279	1,116
Onyx Pharmaceuticals, Inc.	10/2013	120.00	46	21,850

TOTAL CALL OPTIONS PURCHASED (Cost $72,245)				63,798

	Expiration Date	Exercise Price	Contracts	Value

PURCHASED OPTIONS (a)- 0.10% (Continued)
Put Options Purchased - 0.02%
Activision Blizzard, Inc.	09/2013	$16.00	175	$ 5,337
Dole Food Co., Inc.	10/2013	11.00	59	148
Genworth Financial, Inc.	10/2013	11.00	207	6,003
Onyx Pharmaceuticals, Inc.	09/2013	115.00	17	765

TOTAL PUT OPTIONS PURCHASED (Cost $26,793)				12,253

TOTAL PURCHASED OPTIONS (Cost $99,038)				76,051

		Yield	Shares	Value

SHORT-TERM INVESTMENTS - 6.48%
Time Deposits

Euro Time Deposit		0.010%	4,973,593	4,973,593

TOTAL SHORT-TERM INVESTMENTS (Cost $4,973,593)				4,973,593

Total Investments - 98.73% (Cost $75,337,052)				75,728,782

Other Assets in Excess of Liabilities - 1.27%				970,721

NET ASSETS - 100.00%				$ 76,699,503

(a)	Non-income-producing security.
(b)	Security considered illiquid. On August 31, 2013, the total market value of these securities was $10,000, representing 0.01% of net assets.
(c)	Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2013, the total market value of these securities was $10,000 representing 0.01% of net assets.
(d)	Security, or a portion of security, is being held as collateral for short sales, or written option contracts. At period end, the aggregate market value of those securities was $10,106,030, representing 13.18% of net assets.
(e)	Underlying security for a written/purchased call/put option.
(f)	Less than 0.005% of Net Assets.
(g)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at August 31, 2013.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2013, these securities had a total value of $4,430,049 or 5.78% of net assets.
(i)	Security in default on interest payments.

Securities determined to be illiquid under the procedures approved by the Funds Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets

12/31/2010 - 01/05/2011	Allied Defense Group, Inc.	$16,534	$10,000	0.01%
12/12/2011	Cubist Pharmaceuticals, Inc.	0	0	0.00
10/04/2010-10/22/2010	Emergent Biosolutions, Inc.	162	0	0.00

			$10,000	0.01%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCKS
Banks
M&T Bank Corp.	(20,999)	$(2,380,027)

Commercial Services
Stewart Enterprises, Inc., Class A	(46,788)	(611,987)

Diversified Financial Services
IntercontinentalExchange, Inc.	(12,819)	(2,304,215)

Electrical Components & Equipment
Schneider Electric SA	(1,212)	(92,747)

Food
Loblaw Cos. Ltd.	(14,235)	(607,755)
WhiteWave Foods Co., Class A	(62,866)	(1,201,998)

		(1,809,753)

Insurance
Fidelity National Financial, Inc., Class A	(8,362)	(198,263)

Iron & Steel
United States Steel Corp.	(966)	(17,291)

Media
Gannett Co., Inc.	(2,016)	(48,565)

Mining
Nevada Copper Corp.	(6,725)	(14,366)

Pharmaceuticals
Perrigo Co.	(6,630)	(805,877)

Pipelines
APA Group	(14,955)	(79,731)

Retail
Office Depot, Inc.	(92,218)	(386,393)

Telecommunications
AT&T, Inc.	(6,940)	(234,780)

TOTAL COMMON STOCKS (Proceeds $8,383,389)		(8,983,995)

EXCHANGE-TRADED FUNDS
Equity Fund
Health Care Select Sector SPDR® Fund	(10,366)	(510,214)
iShares® S&P®/TSX Capped Energy Index Fund	(9,339)	(144,611)
SPDR® Barclays High Yield Bond ETF Trust	(32,940)	(1,306,730)
SPDR® S&P 500® ETF Trust	(5,369)	(878,637)
SPDR® S&P 500® Insurance ETF Trust	(4,346)	(236,466)

		(3,076,658)

SCHEDULE OF SECURITIES SOLD SHORT			Shares	Value

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $3,086,896)				$(3,076,658)

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS
Pipelines
Kinder Morgan Energy Partners LP	09/01/2022	3.950%	$(330,000)	$(321,741)

Telecommunications
Softbank Corp.	04/15/2020	4.500%	(331,000)	(312,941)

TOTAL CORPORATE BONDS (Cost $674,224)				(634,682)

TOTAL SECURITIES SOLD SHORT (Proceeds $12,144,509)				(12,695,335)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Call Options

Genworth Financial, Inc.:

	09/2013	$13.00	(68)	$(374)
	10/2013	13.00	(207)	(3,726)

Leap Wireless International, Inc.:

	09/2013	17.00	(38)	(76)
	10/2013	17.00	(31)	(93)
	10/2013	21.00	(277)	(554)

OfficeMax, Inc.:

	09/2013	10.00	(4)	(390)
	09/2013	11.00	(23)	(690)

Optimer Pharmaceuticals, Inc.	09/2013	12.50	(435)	(3,263)
Perrigo Co.	09/2013	120.00	(10)	(3,350)

Saks, Inc.:

	09/2013	16.00	(5)	(13)
	11/2013	16.00	(7)	(52)

Sprint Nextel Corp.:

	09/2013	6.00	(79)	(5,451)
	09/2013	7.00	(124)	(1,178)

TOTAL WRITTEN CALL OPTIONS (Premiums received $39,795)				(19,210)

Written Put Options
Genworth Financial, Inc.	09/2013	13.00	(68)	(8,432)
Leap Wireless International, Inc.:

	09/2013	17.00	(30)	(6,075)
	10/2013	15.00	(277)	(6,925)
	10/2013	16.00	(279)	(23,017)
	10/2013	17.00	(31)	(5,503)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Put Options (Continued)

Office Depot, Inc.:

	09/2013	$4.00	(2)	$(20)
	09/2013	4.50	(34)	(1,190)

Optimer Pharmaceuticals, Inc.	09/2013	12.50	(435)	(4,350)
Saks, Inc.:

	09/2013	16.00	(5)	(75)
	11/2013	16.00	(7)	(105)

TOTAL WRITTEN PUT OPTIONS (Premiums received $18,873)				(55,692)

TOTAL WRITTEN OPTIONS (Premiums received $58,668)				$(74,902)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Recieved by the Fund	Termination Dates	Amount	Appreciation

UBS	Ithaca Energy, Inc.	1 Month-LIBOR-BBA plus 0.35 bps	Monthly Reset	$26,066	$955
UBS	Yancoal Australia Ltd.	1 Month-BBSW-REUTERS plus 0.55 bps	Monthly Reset	29,739	-

				$55,805	$955

Swap Counterparty	Reference Obligation	Rate Paid/Recieved by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation

Goldman, Sachs & Co.	Yancoal Australia Rights Ltd.	1 Month-BBSW-REUTERS plus 0.50 bps	05/07/2014 - 06/17/2014	$128,294	$(913)
Goldman, Sachs & Co.	Yanzhou Coal Mining Co.	1 Month-HIBOR-REUTERS minus 2.5 bps - 2.75 bps	05/30/2014 - 06/13/2014	(5,141)	(1,502)
UBS	Flinders Mines Ltd.	1 Month-BBSW-REUTERS plus 0.55 bps	Monthly Reset	41,287	(5,056)
UBS	Yancoal Australia Rights Ltd.	1 Month-BBSW-REUTERS plus 0.55 bps	Monthly Reset	139,307	(1,482)

				$303,747	$(8,953)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation

AUD	1,561,900	Sale	09/16/2013	1,388,617	$36,950
CAD	3,645,500	Sale	09/16/2013	3,459,575	63,511
EUR	4,249,000	Sale	09/16/2013	5,615,985	37,925
NOK	7,124,000	Sale	09/16/2013	1,163,344	49,422
THB	30,129,000	Sale	09/16/2013	935,060	18,546

					$206,354

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation

AUD	244,000	Purchase	09/16/2013	216,930	$(3,576)
CAD	76,000	Purchase	09/16/2013	72,124	(1,381)
EUR	135,000	Purchase	09/16/2013	178,432	(2,111)
GBP	173,000	Sale	09/16/2013	268,061	(592)
NOK	4,033,000	Purchase	09/16/2013	658,586	(5,545)
THB	10,840,000	Sale	09/16/2013	336,422	(1,252)

					$(14,457)

Country	% of Net Assets

Canada	7.37%
Netherlands	4.65%
Germany	2.75%
Australia	2.02%
Thailand	1.71%
Norway	0.66%
Bermuda	0.63%
Great Britain	0.46%
Cayman Islands	0.41%
Ireland	0.40%
United States	77.67%
Other Assets in Excess of Liabilities	1.27%

100.00%

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company

AUD - Australian Dollar

BBA - British Bankers Association

BBSW - Australian Bank Bill Swap Reference Rate

bps - Basis Points

CAD - Canadian Dollar

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British Pound

HIBOR - Hong Kong Interbank Offered Rate

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

NOK - Norwegian Krone

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

NVDR - Non-Voting Depositary Receipt

Pcl - Public Company Limited

PIK - Payment-in-kind

Plc - Public Limited Liability

SA -	Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company
SE -	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

THB - Thai Baht

See Notes to Quarterly Portfolio of Investments.

The following is a summary of the inputs used as of August 31, 2013, in valuing The Arbitrage Event-Driven Fund’s investments carried at value:

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total

Assets
Common Stocks
Aerospace & Defense	$–	$–	$10,000	$10,000
Agriculture	1,031,745	–	–	1,031,745
Auto Parts & Equipment	1,226,687	–	–	1,226,687
Banks	1,311,591	–	–	1,311,591
Beverages	3,106,948	–	–	3,106,948
Biotechnology	2,693,550	–	–	2,693,550
Coal	75,654	–	–	75,654
Commercial Services	1,283,500	–	–	1,283,500
Computers	1,100,361	–	–	1,100,361
Diversified Financial Services	3,509,128	–	–	3,509,128
Engineering & Construction	690,270	–	–	690,270
Food	4,633,797	–	–	4,633,797
Gas	90,532	–	–	90,532
Healthcare - Services	2,315,903	–	–	2,315,903
Insurance	1,124,692	–	–	1,124,692
Internet	1,413,969	–	–	1,413,969
Iron & Steel	55,545	–	–	55,545
Machinery - Diversified	165,789	–	–	165,789
Media	2,707,408	–	–	2,707,408
Mining	14,366	–	–	14,366
Miscellaneous Manufacturing	353,782	–	–	353,782
Oil & Gas	368,480	–	–	368,480
Oil & Gas Services	2,736	–	–	2,736
Pharmaceuticals	5,242,281	–	–	5,242,281
Real Estate Investment Trusts	1,395,700	–	–	1,395,700
Retail	3,942,516	–	–	3,942,516
Savings & Loans	2,296,553	–	–	2,296,553
Software	2,656,768	–	–	2,656,768
Telecommunications	1,028,889	–	–	1,028,889
Transportation	502,693	–	–	502,693

Exchange-Traded Funds	65,951	–	–	65,951
Preferred Stocks	616,979	–	–	616,979
Rights	–	–	0	0
Corporate Bonds	–	20,605,798	–	20,605,798
Convertible Corporate Bonds	–	3,038,577	–	3,038,577
Purchased Options	76,051	–	–	76,051
Short-Term Investments	4,973,593	–	–	4,973,593

TOTAL	$52,074,407	$23,644,375	$10,000	$75,728,782

Other Financial Instruments*

Assets
Forward Foreign Currency Exchange Contracts	$–	$206,354	$–	$206,354
Equity Swaps	955	–	–	955
Liabilities
Common Stocks**	(8,983,995)	–	–	(8,983,995)
Exchange-Traded Funds	(3,076,658)	–	–	(3,076,658)
Corporate Bonds	–	(634,682)	–	(634,682)
Written Options	(74,902)	–	–	(74,902)
Forward Foreign Currency Exchange Contracts	–	(14,457)	–	(14,457)
Equity Swaps	(8,953)	–	–	(8,953)

Total	$(12,143,553)	$(442,785)	$–	$(12,586,338)

*	Other financial instruments are written options, securities sold short, equity swaps and forward foreign currency exchange contracts.
**	Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2013:

Investments in Securities	Balance as of May 31, 2013	Realized Gain	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of August 31, 2013	Net change in unrealized depreciation included in the Statements of Operations attributable to Level 3 investments still held at August 31, 2013

Common Stocks	$10,000	$-	$-	$-	$-	$-	$-	$10,000	$-
Rights	0	-	-	-	-	-	-	0	-

Total	$10,000	$-	$-	$-	$-	$-	$-	$10,000	$-

THE ARBITRAGE CREDIT OPPORTUNITIES FUND

Portfolio of Investments

August 31, 2013 (Unaudited)

			Shares	Value

COMMON STOCKS - 0.29%
Telecommunications - 0.29%
Globalstar, Inc.(a)			28,087	$18,186

TOTAL COMMON STOCKS (Cost $8,988)				18,186

PREFERRED STOCKS - 2.42%
Banks - 0.65%
GMAC Capital Trust I, 8.125%(b)(c)			1,500	39,765

Real Estate Investment Trusts - 1.77%
CapLease, Inc., Series A, 8.125%			4,300	108,446

TOTAL PREFERRED STOCKS (Cost $146,939)				148,211

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS - 73.90%
Banks - 1.96%
Fifth Third Capital Trust IV(b)	04/15/2037	6.500%	$121,000	$120,092

Chemicals - 0.99%
NOVA Chemicals Corp.	11/01/2019	8.625%	55,000	60,913

Commercial Services - 3.35%
DynCorp International, Inc.	07/01/2017	10.375%	104,000	106,600
United Rentals North America, Inc.	09/15/2020	8.375%	90,000	98,550

				205,150

Computers - 2.57%
SunGard Data Systems, Inc.(c)	11/15/2020	7.625%	147,000	157,290

Diversified Financial Services - 2.00%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	01/15/2016	7.750%	118,000	122,278

Electric - 1.58%
NRG Energy, Inc.	06/15/2019	8.500%	90,000	96,975

Electrical Components & Equipment - 1.73%
Coleman Cable, Inc.	02/15/2018	9.000%	100,000	106,250

Entertainment - 1.79%
Penn National Gaming, Inc.	08/15/2019	8.750%	100,000	109,500

Food - 3.98%
ARAMARK Corp.(d)	03/15/2020	5.750%	100,000	102,000
Dean Foods Co.(c)	12/15/2018	9.750%	125,000	141,562

				243,562

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS - 73.90% (Continued)
Healthcare - Products - 3.40%
Alere, Inc.	10/01/2018	8.625%	$123,000	$132,379
Rotech Healthcare, Inc.(e)	10/15/2015	10.750%	75,000	75,937

				208,316

Healthcare - Services - 4.01%
Health Management Associates, Inc.	04/15/2016	6.125%	100,000	109,250
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.	02/01/2018	8.000%	60,000	63,375
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.	02/01/2019	7.750%	68,000	72,760

				245,385

Household Products & Wares - 3.48%
Spectrum Brands, Inc.	06/15/2018	9.500%	110,000	121,000
YCC Holdings LLC / Yankee Finance, Inc., PIK	02/15/2016	10.250%	90,000	92,476

				213,476

Insurance - 1.80%
HUB International Ltd.(d)	10/15/2018	8.125%	100,000	110,000

Lodging - 1.17%
Marina District Finance Co., Inc.	10/15/2015	9.500%	68,000	71,655

Machinery - Diversified - 1.63%
Case New Holland, Inc.	09/01/2013	7.750%	100,000	100,000

Media - 8.29%
Entercom Radio LLC	12/01/2019	10.500%	89,000	100,793
Local TV Finance LLC(d)	06/15/2015	9.250%	90,000	91,125
Media General, Inc.	02/15/2017	11.750%	80,000	88,000
Univision Communications, Inc.(d)	05/15/2021	8.500%	100,000	108,250
YPG Financing, Inc., PIK(d)	11/30/2018	9.250%	121,894	119,776

				507,944

Mining - 0.48%
Midwest Vanadium Pty Ltd.(d)	02/15/2018	11.500%	41,000	29,520

Oil & Gas - 10.88%
Chaparral Energy, Inc.	09/01/2021	8.250%	107,000	111,547
Denbury Resources, Inc.	02/15/2020	8.250%	125,000	137,500
Endeavour International Corp.	03/01/2018	12.000%	63,000	64,890
Gastar Exploration USA, Inc.(d)	05/15/2018	8.625%	100,000	95,000
McMoRan Exploration Co.	11/15/2014	11.875%	83,000	84,748
Newfield Exploration Co.	05/15/2018	7.125%	116,000	120,495
Offshore Group Investment Ltd.	11/01/2019	7.500%	50,000	52,000

				666,180

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS - 73.90% (Continued)
Oil & Gas Services - 1.64%
Oil States International, Inc.	06/01/2019	6.500%	$ 95,000	$ 100,225

Packaging & Containers - 1.87%
ARD Finance SA, PIK(d)	06/01/2018	11.125%	44,336	47,440
Packaging Dynamics Corp.(d)	02/01/2016	8.750%	65,000	67,275

				114,715

Pipelines - 1.96%
Copano Energy LLC / Copano Energy Finance Corp.	04/01/2021	7.125%	105,000	119,822

Real Estate - 1.77%
Realogy Group LLC(d)	02/15/2019	7.875%	100,000	108,750

Retail - 0.94%
Brown Shoe Co., Inc.	05/15/2019	7.125%	55,000	57,475

Semiconductors - 1.66%
NXP BV / NXP Funding LLC(d)	08/01/2018	9.750%	92,000	101,660

Software - 1.00%
BMC Software, Inc.	02/15/2022	4.250%	31,000	30,187
BMC Software, Inc.	12/01/2022	4.500%	31,000	30,932

				61,119

Telecommunications - 7.97%
Cincinnati Bell, Inc.	03/15/2018	8.750%	111,000	115,162
Clearwire Communications LLC / Clearwire Finance, Inc.(d)	12/01/2015	12.000%	77,000	81,235
NII Capital Corp.	04/01/2021	7.625%	95,000	72,675
Nortel Networks Ltd.(e)	07/15/2016	10.750%	38,000	43,510
Sprint Communications, Inc.	04/15/2022	9.250%	28,000	32,340
Windstream Corp.	03/15/2019	7.000%	140,000	143,500

				488,422

TOTAL CORPORATE BONDS (Cost $4,568,365)				4,526,674

CONVERTIBLE CORPORATE BONDS - 9.77%
Commercial Services - 1.78%
Stewart Enterprises, Inc.	07/15/2016	3.375%	84,000	108,780

Iron & Steel - 0.87%
United States Steel Corp.	05/15/2014	4.000%	52,000	53,073

Oil & Gas - 0.84%
McMoRan Exploration Co.	10/06/2013	5.250%	50,000	51,625

Pharmaceuticals - 2.19%
Omnicare, Inc.	12/15/2035	3.250%	125,000	134,297

	Maturity Date	Rate	Principal Amount	Value

CONVERTIBLE CORPORATE BONDS - 9.77% (Continued)
Real Estate Investment Trusts - 1.65%
Annaly Capital Management, Inc.	05/15/2015	5.000%	$ 100,000	$101,312

Telecommunications - 2.44%
Clearwire Communications LLC / Clearwire Finance, Inc.(d)	12/01/2040	8.250%	25,000	27,656
Globalstar, Inc., PIK	04/01/2028	8.000%	74,976	79,568
Nortel Networks Corp.(e)	04/15/2014	2.125%	43,000	41,952

				149,176

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $536,520)				598,263

		Yield	Shares	Value

SHORT-TERM INVESTMENTS - 10.01%
Time Deposits
Euro Time Deposit		0.010%	613,148	$613,148

TOTAL SHORT-TERM INVESTMENTS (Cost $613,148)				613,148

Total Investments - 96.39% (Cost $5,873,960)				5,904,482

Other Assets in Excess of Liabilities - 3.61%				220,942

NET ASSETS - 100.00%				$6,125,424

(a)	Non-income-producing security.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at August 31, 2013.
(c)	Security, or a portion of security, is being held as collateral for short sales. At period end, the aggregate market value of those securities was $338,617, representing 5.53% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2013, these securities had a total value of $1,089,687 or 17.79% of net assets.
(e)	Security in default on interest payments.

SCHEDULE OF SECURITIES SOLD SHORT			Shares	Value

COMMON STOCKS
Commercial Services
Stewart Enterprises, Inc., Class A			(5,815)	$ (76,060)

Iron & Steel
United States Steel Corp.			(114)	(2,041)

TOTAL COMMON STOCKS (Proceeds $78,549)				(78,101)

EXCHANGE-TRADED FUNDS
Equity Fund
SPDR® Barclays High Yield Bond ETF Trust			(5,100)	(202,317)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $198,798)				(202,317)

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS
Pipelines
Kinder Morgan Energy Partners LP	09/01/2022	3.950%	$ (42,000)	$ (40,949)

Telecommunications
Softbank Corp.	04/15/2020	4.500%	(41,000)	(38,763)

TOTAL CORPORATE BONDS (Proceeds $84,694)				(79,712)

TOTAL SECURITIES SOLD SHORT (Proceeds $362,041)				(360,130)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation

CAD	126,000	Sale	09/16/2013	119,574	2,622

					$2,622

Country	% of Net Assets

Canada	6.14%
Netherlands	1.66%
Cayman Islands	0.85%
Ireland	0.77%
Australia	0.48%
United States	86.49%
Other Assets in Excess of Liabilities	3.61%

100.00%

Abbreviations:

BV - Besloten Vennootschap is the Dutch term for private limited liability company

CAD - Canadian Dollar

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

PIK - Payment-in-kind

SA -	Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company

SPDR - Standard & Poors Depositary Receipt

See Notes to Quarterly Portfolio of Investments.

The following is a summary of the inputs used as of August 31, 2013, in valuing The Arbitrage Credit Opportunities Fund’s investments carried at value:

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total

Assets
Common Stocks
Telecommunications	$18,186	$–	$–	$18,186
Preferred Stocks	148,211	–	–	148,211
Corporate Bonds	–	4,526,674	–	4,526,674
Convertible Corporate Bonds	–	598,263	–	598,263
Short-Term Investments	613,148	–	–	613,148

TOTAL	$779,545	$5,124,937	$–	$5,904,482

Other Financial Instruments*

Assets
Forward Foreign Currency Exchange Contracts	$–	$2,622	$–	$2,622
Liabilities
Common Stocks**	(78,101)	–	–	(78,101)
Exchange-Traded Funds	(202,317)	–	–	(202,317)
Corporate Bonds	–	(79,712)	–	(79,712)

Total	$(280,418)	$(77,090)	$–	$(357,508)

*	Other financial instruments are instruments not reflected in the Portfolio of Investments, such as securities sold short, equity swaps and forward foreign currency exchange contracts.
**	Refer to Portfolio of Investments for sector information.

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

August 31, 2013 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the “Trust”) was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The three series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), The Arbitrage Event-Driven Fund (the “Event-Driven Fund”) and The Arbitrage Credit Opportunities Fund (the “Credit Opportunities Fund”), each a “Fund” and collectively the “Funds”, each a diversified series, which offer four classes of shares. Class R shares, Class I shares, Class C shares and Class A shares of the Arbitrage Fund commenced operations on September 18, 2000, October 17, 2003 June 1, 2012, and June 1, 2013, respectively. Class R shares, Class I shares, Class C shares and Class A shares of the Event-Driven Fund commenced operations on October 1, 2010, October 1, 2010, June 1, 2012 and June 1, 2013, respectively. Class R shares, Class I and Class C shares of the Credit Opportunities Fund commenced operations on October 1, 2012 and Class A shares commenced operations on June 1, 2013.

The investment objective of the Arbitrage Fund is to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund is to provide current income and capital growth, by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations.

The Funds’ four classes of shares, Class R, Class I, Class C and Class A represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund’s average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and are also subject to a 0.50% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 12 months of purchase. Class A shares of the Event-Driven Fund and the Credit Opportunities Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000, purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of investments —The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

August 31, 2013 (Unaudited)

national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

• Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
• Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
• Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred.

For the period ended August 31, 2013, there have been no significant changes to the Funds’ fair value methodologies. Additionally, during the period ended August 31, 2013, there were no significant transfers between level 1 and 2 securities. Transfers for level 3 securities, if any, are shown as part of the leveling table in the Portfolio of Investments.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Foreign Currency Translation — Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

August 31, 2013 (Unaudited)

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short.

Securities Lending — In order to generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Funds, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral. There were no securities on loan in the Funds as of August 31, 2013.

Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors — In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

August 31, 2013 (Unaudited)

Risk of Investing in Derivatives — The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Writing/Purchasing — Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A summary of put and call option contracts written in the Arbitrage Fund during the period ended August 31, 2013, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums

Options outstanding at beginning of period	2,493	$ 140,837	94,373	$ 2,466,604
Options written	59,088	1,285,716	64,910	2,167,363
Options closed	(2,879)	(36,541)	(5,721)	(622,590)
Options exercised	(12,264)	(350,854)	(50,796)	(1,508,459)
Options expired	(9,453)	(337,844)	(68,638)	(1,299,759)

Options outstanding at end of period	36,985	$ 701,314	34,128	$ 1,203,159

A summary of put and call option contracts written in the Event-Driven Fund during the period ended August 31, 2013, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums

Options outstanding at beginning of period	291	$ 25,068	1,304	$ 46,909
Options written	2,383	67,845	2,684	95,308
Options closed	(601)	(24,186)	(384)	(15,312)
Options exercised	(539)	(28,093)	(1,158)	(45,358)
Options expired	(366)	(21,761)	(1,138)	(41,752)

Options outstanding at end of period	1,168	$ 18,873	1,308	$ 39,795

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

August 31, 2013 (Unaudited)

A summary of put and call option contracts written in the Arbitrage Credit Opportunities Fund during the period ended August 31, 2013, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums

Options outstanding at beginning of period	-	$ -	-	$ -
Options written	1	84	1	91
Options closed	(1)	(84)	-	-
Options exercised	-	-	-	-
Options expired	-	-	(1)	(91)

Options outstanding at end of period	-	$ -	-	$ -

Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Warrants and Rights — The Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Equity Swap Contracts — The Funds may invest in swaps for the purpose of managing exposure to interest rate, credit or market risk. Additionally, the Funds enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Funds than if the Funds had invested directly in such securities. An equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Funds will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Funds’ custodian and/or counterparty’s broker. Risks may exceed amounts recognized on the Portfolio of Investments. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements.

Whether a Fund’s use of swap agreements will be successful in furthering the investment objective will depend on Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

August 31, 2013 (Unaudited)

considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Pursuant to the Funds’ derivative ISDA Master Agreements, the Funds are required to maintain sufficient collateral or maintain a predetermined level of net assets. Any election to terminate early could be material to the financial statements. The values of all derivative instruments with the credit-risk-related contingent features that are net liability positions at August 31, 2013, exclude the effects of cash collateral received or posted pursuant to these derivative contracts and, therefore, are not representative of the Funds’ net exposure.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of August 31, 2013, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION / (DEPRECIATION)
The Arbitrage Fund	$2,861,382,892	$38,029,791	$(60,452,719)	$(22,422,928)
The Event-Driven Fund	$75,587,888	$1,502,493	$(1,361,599)	$140,894
The Credit Opportunities Fund	$5,874,085	$96,152	$(65,755)	$30,397

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President, Secretary and Treasurer

Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President, Secretary and Treasurer

Date:	October 30, 2013

By:	/s/ Kim Storms
Kim Storms
Chief Financial Officer

Date:	October 30, 2013